Shareholders' equity and share-based payments - SunPower Plans (Details) shares in Millions	12 Months Ended
	Dec. 31, 2021 EquityInstruments plan shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2016	Dec. 31, 2015
SunPower Plans
Share-based payments
Number of stock incentive plans | plan	1
Number of shares withheld to satisfy employees' tax obligations	0.4	1.3	0.8
2015 Plan (SunPower)
Share-based payments
Maximum annual increase of awards	6.0
Annual automatic increase in awards, as percent of the outstanding shares of the preceding fiscal year				2.00%	3.00%
Shares available for grant	23.0
2015 Plan (SunPower) | Minimum
Share-based payments
Vesting period	3 years
2015 Plan (SunPower) | Maximum
Share-based payments
Vesting period	4 years
Stock options (SunPower)
Share-based payments
Options remaining outstanding | EquityInstruments	0
Stock options (SunPower) | Maximum
Share-based payments
Expiry period	10 years